Schedule of Investments

March 31, 2020 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 92.4%
Communication Services - 2.8%
Interpublic Group of Cos., Inc./The	25,541	413,509
Meredith Corp.	18,171	222,050
News Corp.	40,662	365,551

		1,001,110

Consumer Discretionary - 20.6%
Bed Bath & Beyond, Inc.	37,553	158,098
BorgWarner, Inc.	13,601	331,456
Brinker International, Inc.	14,048	168,716
Capri Holdings, Ltd. (2)	15,465	166,867
Cheesecake Factory, Inc./The	15,183	259,326
Dillard's, Inc. (3)	8,344	308,311
Gap, Inc./The	33,371	234,932
H&R Block, Inc.	25,128	353,802
Hanesbrands, Inc.	39,731	312,683
Harley-Davidson, Inc.	15,864	300,306
Jack in the Box, Inc.	7,561	265,013
Kohl's Corp.	11,580	168,952
L Brands, Inc.	32,561	376,405
Leggett & Platt, Inc.	11,607	309,675
Macy's, Inc.	34,706	170,406
Mohawk Industries, Inc. (2)	4,326	329,814
Newell Brands, Inc.	28,562	379,303
Nordstrom, Inc.	14,415	221,126
PulteGroup, Inc.	15,206	339,398
PVH Corp.	5,611	211,198
Ralph Lauren Corp.	5,033	336,355
Sally Beauty Holdings, Inc. (2)	36,267	293,037
Tapestry, Inc.	21,876	283,294
TRI Pointe Group, Inc. (2)	37,869	332,111
Visteon Corp. (2)	6,814	326,936
Whirlpool Corp.	3,999	343,114

		7,280,634

Consumer Staples - 2.6%
Coty, Inc.	52,444	270,611

Nu Skin Enterprises, Inc.	14,397	314,574
Sprouts Farmers Market, Inc. (2)	18,546	344,770

		929,955

Energy - 5.6%
Apache Corp.	23,056	96,374
Cabot Oil & Gas Corp.	18,847	323,980
Cimarex Energy Co.	11,240	189,169
CNX Resources Corp. (2)	39,737	211,401
Devon Energy Corp.	22,719	156,988
Helmerich & Payne, Inc.	12,987	203,247
HollyFrontier Corp.	11,635	285,174
Marathon Oil Corp.	43,446	142,937
National Oilwell Varco, Inc.	23,553	231,526
Patterson-UTI Energy, Inc.	56,190	132,047

		1,972,843

Financials - 7.1%
Assurant, Inc.	4,501	468,509
Comerica, Inc.	8,223	241,263
E*TRADE Financial Corp.	13,004	446,297
Genworth Financial, Inc. (2)	134,091	445,182
Invesco, Ltd.	32,814	297,951
Unum Group	20,233	303,697
Wells Fargo & Co. (2)(8)	1	0
Zions Bancorp NA	11,364	304,101

		2,507,000

Healthcare - 12.5%
ABIOMED, Inc. (2)	2,492	361,739
Allscripts Healthcare Solutions, Inc. (2)	60,112	423,188
Avanos Medical, Inc. (2)	13,086	352,406
DaVita, Inc. (2)	7,864	598,136
Ligand Pharmaceuticals, Inc. (2)	5,657	411,377
Mylan NV (2)	29,353	437,653
Patterson Cos., Inc.	18,939	289,577
PerkinElmer, Inc.	6,076	457,401
Perrigo Co. PLC	11,421	549,236
Prestige Consumer Healthcare, Inc. (2)	14,568	534,354

		4,415,067

Industrials - 12.8%
Alaska Air Group, Inc.	8,708	247,917
AO Smith Corp.	9,049	342,143
Deluxe Corp.	11,819	306,467
Flowserve Corp.	11,855	283,216

Fortune Brands Home & Security, Inc.	9,030	390,548
HNI Corp.	15,750	396,743
Huntington Ingalls Industries, Inc.	2,352	428,558
Pentair PLC	12,862	382,773
Quanta Services, Inc.	14,493	459,863
Robert Half International, Inc.	9,161	345,828
Snap-on, Inc.	2,957	321,781
Terex Corp.	19,812	284,500
Textron, Inc.	13,229	352,817

		4,543,154

Information Technology - 10.6%
Alliance Data Systems Corp.	5,258	176,932
CommVault Systems, Inc. (2)	13,217	535,024
DXC Technology Co.	15,696	204,833
F5 Networks, Inc. (2)	4,225	450,512
FLIR Systems, Inc.	11,331	361,346
InterDigital, Inc.	8,601	383,863
Juniper Networks, Inc.	23,955	458,499
NetScout Systems, Inc. (2)	14,980	354,577
Synaptics, Inc. (2)	8,971	519,152
Xerox Holdings Corp.	16,002	303,078

		3,747,816

Materials - 8.9%
Avery Dennison Corp.	4,510	459,434
Carpenter Technology Corp.	11,852	231,114
CF Industries Holdings, Inc.	12,359	336,165
Compass Minerals International, Inc.	7,767	298,796
Eastman Chemical Co.	7,444	346,742
Greif, Inc. - Class A	13,348	414,989
Minerals Technologies, Inc.	10,238	371,230
Packaging Corp. of America	3,628	315,019
Worthington Industries, Inc.	13,988	367,185

		3,140,674

Real Estate Investment Trust - 6.7%
Alexander & Baldwin, Inc.	28,149	315,832
Apartment Investment and Management Co.	11,423	401,518
CoreCivic, Inc.	33,947	379,188
GEO Group, Inc./The	35,521	431,935
Kimco Realty Corp.	28,489	275,489
Regency Centers Corp.	7,851	301,714
Urban Edge Properties	30,151	265,630

		2,371,306

Utilities - 2.2%
NRG Energy, Inc.		14,843	404,620
Pinnacle West Capital Corp.		4,981	377,510

			782,130

Total Common Stocks	(Cost	$51,543,732)	32,691,689

Money Market Registered Investment Companies - 4.1%
Meeder Institutional Prime Money Market Fund, 0.75% (5)		1,134,207	1,133,187
Morgan Stanley Government Institutional Fund, 0.25% (4)		334,727	334,727

Total Money Market Registered Investment Companies	(Cost	$1,467,703)	1,467,914

Bank Obligations - 2.0%
First Merchants Bank Deposit Account, 2.10%, 4/1/2020 (6)		246,411	246,411
Metro City Bank Deposit Account, 1.60%, 4/1/2020 (6)		230,031	230,031
Pacific Mercantile Bank Deposit Account, 1.55%, 4/1/2020 (6)		246,287	246,287

Total Bank Obligations	(Cost	$722,729)	722,729

Total Investments - 98.5%	(Cost	$53,734,164)	34,882,332

Other Assets less Liabilities - 1.5%			542,434

Total Net Assets - 100.0%			35,424,766

Trustee Deferred Compensation (7)
Meeder Balanced Fund - Retail Class		1,005	10,653
Meeder Dynamic Allocation Fund - Retail Class		2,530	23,984
Meeder Muirfield Fund - Retail Class		1,294	8,372
Meeder Conservative Allocation Fund - Retail Class		293	6,215

Total Trustee Deferred Compensation	(Cost	$52,232)	49,224

Futures Contracts
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	19	6/19/2020	2,731,820	224,265

Total Futures Contracts	19		2,731,820	224,265

(1)       Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•       Level 1 - quoted prices in active markets for identical securities

•       Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$34,159,603	$224,265
Level 2 - Other Significant Observable Inputs	722,729	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$34,882,332	$224,265

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)       Represents non-income producing securities.

(3)       All or a portion of this security is on loan.

(4)       Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.

(5)       Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.

(6)       Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)       Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)       Fair valued security deemed as Level 3 security.

(9)       Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.